Significant Non-Cash Expenses (Tables)	12 Months Ended
Mar. 31, 2019
Significant Non-cash Expenses
Schedule of Significant Non-Cash Expenses
	As at March 31
	2019	2018	2017
	(in thousands)
Unrealized foreign exchange loss / (gain)	$(3,329)	$5,466	$(3,838)
Credit impairment loss, net	26,283	3,376	—
Impairment charge on available-for-sale financial assets	—	2,436	—
Net losses on de-recognition of financial assets measured at amortized cost, net	5,988	3,562	—
Mark to market gain on derivative financial instrument measured at fair value through profit and loss	902	—	(10,297)
Loss on settlement of derivative financial instruments	—	586	—
Loss on financial liability (convertible notes) measures at fair value through profit and loss	21,398	13,840	—
Loss on deconsolidation of a subsidiary	—	14,649	—
Provisions for trade and other receivables	—	4,740	2,430
Provision no longer required, written-back	(120)	(124)	(798)
Impairment loss on advances content vendors	7,284	353	1,887
Impairment loss	423,335	1,205	—

Others	32	30	—
	$481,773	$50,119	$(10,616)